Derivatives (Details 1) - Not Designated as Hedging Instrument [Member] - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (42)	$ (42)	$ (2)		$ 33		$ 2
MBS with embedded derivatives [Member] | Realized gains on securities [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(1)	4	4		(5)		3
Public company warrants [Member] | Realized gains on securities [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	(1)	0		2		0
Interest rate swaptions [Member] | Realized gains on securities [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	(2)	(2)		1		(4)
Fixed-indexed annuities (embedded derivative) [Member] | Annuity benefits [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	99	(153)	(182)	[1]	(182)	[1]	(57)	[1]
Equity index call options [Member] | Annuity benefits [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(144)	112	181		210		66
Reinsurance contracts (embedded derivative) [Member] | Net investment income [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 4	$ (2)	$ (3)		$ 7		$ (6)

[1]	The change in fair value of the embedded derivative includes gains related to unlocking of actuarial assumptions of $58 million, $2 million and $36 million in the years ended December 31, 2014, 2013 and 2012, respectively.